Other Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bottom of range
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	0.88%	0.75%
Top of range
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	4.25%	5.00%